Interim Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2010
Interim Financial Information (Unaudited) [Abstract]
Interim Financial Information (Unaudited)
(17)	Interim Financial Information (Unaudited)
The following is a summary of consolidated interim financial information for the years ended December 31, 2010 and 2009 (amounts in thousands, except per share data).

	Three Months Ended
2010	March 31	June 30	Sept. 30	Dec. 31
Revenues	$364,511	$424,856	$435,353	$456,896
Less:
Cost of services, rentals and sales	199,052	229,916	232,308	257,437
Depreciation, depletion, amortization and accretion	51,048	54,299	56,805	58,683

Gross profit	114,411	140,641	146,240	140,776

Net income	21,526	24,065	33,217	3,009

Earnings per share:
Basic	$0.27	$0.31	$0.42	$0.04
Diluted	0.27	0.30	0.42	0.04

	Three Months Ended
2009	March 31	June 30	Sept. 30	Dec. 31
Revenues	$437,109	$361,161	$386,455	$264,575
Less:
Cost of services, rentals and sales	222,465	197,268	215,674	188,627
Depreciation and amortization	49,868	50,978	52,720	53,548

Gross profit	164,776	112,915	118,061	22,400

Net income (loss)	56,805	(68,917)	24,419	(114,630)

Earnings (loss) per share:
Basic	$0.73	$(0.88)	$0.31	$(1.46)
Diluted	0.72	(0.88)	0.31	(1.46)